Rights of use of assets (Details 3) $ in Millions	Jun. 30, 2020 ARS ($)
Rights Of Use Of Assets Details 3Abstract
Right-of-use interests	$ (134)
Results from short-term leases	19,610
Results from variable leases not recognized as lease liabilities	$ 797